Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade And Other Payables
Schedule of trade and other payables

		December 31, 2025	December 31, 2024
		(In thousands of Korean Won)
Trade payables	₩	5,745,363	10,073,408
Other payables		44,297,635	1,247,271
Accrued expenses		7,997,413	2,719,073
Trade and other non-current payables		27,297,393	21,694
Total	₩	85,337,804	14,061,446